Supplement to the
Strategic Advisers® Income Opportunities Fund of Funds
Class L and Class N
April 28, 2018
Prospectus

On September 13, 2018, the Board of Trustees approved a plan of liquidation for Strategic Advisers® Income Opportunities Fund of Funds. Following Board approval, the fund's assets will be managed to provide for sufficient liquidity to meet redemptions prior to liquidation. The fund is expected to liquidate on or about December 12, 2018. Effective after the close of business on December 4, 2018, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund's liquidation.

ODF-L-ODF-N-18-01 1.9870907.104	September 21, 2018

Supplement to the
Strategic Advisers® Small-Mid Cap Multi-Manager Fund
Class L and Class N
April 28, 2018
Prospectus

On September 13, 2018, the Board of Trustees approved a plan of liquidation for Strategic Advisers® Small-Mid Cap Multi-Manager Fund. Following Board approval, the fund’s assets will be managed to provide for sufficient liquidity to meet redemptions prior to liquidation. The fund is expected to liquidate on or about December 12, 2018. Effective after the close of business on December 4, 2018, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund’s liquidation.

The sub-advisory agreement with Systematic Financial Management, L.P. will expire on September 30, 2018.

AMM-L-AMM-N-18-02 1.9585472.121	September 21, 2018

Supplement to the
Strategic Advisers® Emerging Markets Fund of Funds
Class L and Class N
April 28, 2018
STATEMENT OF ADDITIONAL INFORMATION

The sub-advisory agreement with M&G Investment Management Limited will expire on September 30, 2018.

The following information replaces similar information for FIAM found in the "Management Contract" section.

The following fee rate schedules apply to the mandates below, which have not currently been allocated a portion of the fund's assets.

Emerging Markets: 0.99% of the first $150 million in assets and 0.95% on any amount in excess of $150 million in assets.

Select Emerging Markets Equity: 0.45% on all assets.

The following information replaces similar information for FIA found in the "Management Contract" section.

The following fee rate schedule applies to the mandates below, which have not currently been allocated a portion of the fund's assets.

Regional: 0.60% of the first $100 million in assets, 0.52% of the next $200 million in assets, 0.50% of the next $200 million in assets, and 0.40% on any amount in excess of $500 million in assets.

RMF-L-RMF-NB-18-01 1.9859953.103	September 21, 2018

Supplement to the
Strategic Advisers® Emerging Markets Fund of Funds
April 28, 2018
STATEMENT OF ADDITIONAL INFORMATION

The sub-advisory agreement with M&G Investment Management Limited will expire on September 30,2018.

The following information replaces similar information for FIAM found in the "Management Contract" section.

The following fee rate schedules apply to the mandates below, which have not currently been allocated a portion of the fund's assets.

Emerging Markets: 0.99% of the first $150 million in assets and 0.95% on any amount in excess of $150 million in assets.

Select Emerging Markets Equity: 0.45% on all assets.

The following information replaces similar information for FIA found in the "Management Contract" section.

The following fee rate schedule applies to the mandates below, which have not currently been allocated a portion of the fund's assets.

Regional: 0.60% of the first $100 million in assets, 0.52% of the next $200 million in assets, 0.50% of the next $200 million in assets, and 0.40% on any amount in excess of $500 million in assets.

RMFB-18-01 1.954797.104	September 21, 2018

Supplement to the
Strategic Advisers® International Multi-Manager Fund
Class L and Class N
April 28, 2018
STATEMENT OF ADDITIONAL INFORMATION

On September 13, 2018, the Board of Trustees approved a plan of liquidation for Strategic Advisers® International Multi-Manager Fund. Following Board approval, the fund’s assets will be managed to provide for sufficient liquidity to meet redemptions prior to liquidation. The fund is expected to liquidate on or about December 12, 2018. Effective after the close of business on December 4, 2018, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund’s liquidation.

The following information replaces similar information for FIAM found in the "Management Contract" section.

Select International: 0.35% on all assets.

The following fee rate schedules apply to the mandates below, which have not currently been allocated a portion of the fund's assets.

Emerging Markets: 0.99% of the first $150 million in assets and 0.95% on any amount in excess of $150 million in assets.

Select International Plus: 0.48% of the first $250 million in assets and 0.35% on any amount in excess of $250 million in assets.

Select Emerging Markets Equity: 0.45% on all assets.

The following information replaces similar information for FIA found in the "Management Contract" section.

The following fee rate schedule applies to the mandate below, which has not currently been allocated a portion of the fund's assets.

Regional: 0.60% of the first $100 million in assets, 0.52% of the next $200 million in assets, 0.50% of the next $200 million in assets, and 0.40% on any amount in excess of $500 million in assets.

The following information replaces similar information for MFS found in the "Management Contract" section.

With respect to Thomas Melendez, Victoria Higley, and Camille Humphries Lee, portfolio managers of the fund, the performance bonus is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, traders, and non-investment personnel) and management’s assessment of overall portfolio manager contributions to investor relations, the investment process and overall performance (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.

The following information supplements similar information for MFS found in the "Management Contract" section.

The following table provides information relating to other accounts managed by Ms. Lee as of July 31, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	none	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	none	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

*Includes Strategic Advisers® International Multi-Manager Fund ($0 assets managed).

As of July 31, 2018, the dollar range of shares of Strategic Advisers® International Multi-Manager Fund beneficially owned by Ms. Lee was none.

STG-L-STG-NB-18-01 1.9586946.105	September 21, 2018

Supplement to the
Strategic Advisers® International Multi-Manager Fund
April 28, 2018
STATEMENT OF ADDITIONAL INFORMATION

On September 13, 2018, the Board of Trustees approved a plan of liquidation for Strategic Advisers® International Multi-Manager Fund. Following Board approval, the fund’s assets will be managed to provide for sufficient liquidity to meet redemptions prior to liquidation. The fund is expected to liquidate on or about December 12, 2018. Effective after the close of business on December 4, 2018, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund’s liquidation.

The following information replaces similar information for FIAM found in the "Management Contract" section.

Select International: 0.35% on all assets.

The following fee rate schedules apply to the mandates below, which have not currently been allocated a portion of the fund's assets.

Emerging Markets: 0.99% of the first $150 million in assets and 0.95% on any amount in excess of $150 million in assets.

Select International Plus: 0.48% of the first $250 million in assets and 0.35% on any amount in excess of $250 million in assets.

Select Emerging Markets Equity: 0.45% on all assets.

The following information replaces similar information for FIA found in the "Management Contract" section.

The following fee rate schedule applies to the mandate below, which has not currently been allocated a portion of the fund's assets.

Regional: 0.60% of the first $100 million in assets, 0.52% of the next $200 million in assets, 0.50% of the next $200 million in assets, and 0.40% on any amount in excess of $500 million in assets.

The following information replaces similar information for MFS found in the "Management Contract" section.

With respect to Thomas Melendez, Victoria Higley, and Camille Humphries Lee, portfolio managers of the fund, the performance bonus is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, traders, and non-investment personnel) and management’s assessment of overall portfolio manager contributions to investor relations, the investment process and overall performance (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.

The following information supplements similar information for MFS found in the "Management Contract" section.

The following table provides information relating to other accounts managed by Ms. Lee as of July 31, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	none	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	none	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

*Includes Strategic Advisers® International Multi-Manager Fund ($0 assets managed).

As of July31, 2018, the dollar range of shares of Strategic Advisers® International Multi-Manager Fund beneficially owned by Ms. Lee was none.

STGB-18-01 1.954794.106	September 21, 2018

Supplement to the
Strategic Advisers® Core Income Multi-Manager Fund
Class L and Class N
April 28, 2018
Prospectus

On September 13, 2018, the Board of Trustees approved a plan of liquidation for Strategic Advisers® Core Income Multi-Manager Fund. Following Board approval, the fund’s assets will be managed to provide for sufficient liquidity to meet redemptions prior to liquidation. The fund is expected to liquidate on or about December 12, 2018. Effective after the close of business on December 4, 2018, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund’s liquidation.

ACF-L-ACF-N-18-02 1.9867873.102	September 21, 2018

Supplement to the
Strategic Advisers® Core Income Multi-Manager Fund
April 28, 2018
Prospectus

On September 13, 2018, the Board of Trustees approved a plan of liquidation for Strategic Advisers® Core Income Multi-Manager Fund. Following Board approval, the fund’s assets will be managed to provide for sufficient liquidity to meet redemptions prior to liquidation. The fund is expected to liquidate on or about December 12, 2018. Effective after the close of business on December 4, 2018, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund’s liquidation.

ACF-18-02 1.954791.105	September 21, 2018

Supplement to the
Strategic Advisers® Emerging Markets Fund of Funds
Class L and Class N
April 28, 2018
Prospectus

On September 13, 2018, the Board of Trustees approved a plan of liquidation for Strategic Advisers® Emerging Markets Fund of Funds. Following Board approval, the fund’s assets will be managed to provide for sufficient liquidity to meet redemptions prior to liquidation. The fund is expected to liquidate on or about December 12, 2018. Effective after the close of business on December 4, 2018, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund’s liquidation.

The sub-advisory agreement with M&G Investment Management Limited will expire on September 30, 2018.

The following information replaces the similar information found in the "Fund Summary" section under the "Investment Adviser" heading.

Strategic Advisers LLC (Strategic Advisers) (the Adviser) is the fund's manager. Acadian Asset Management LLC (Acadian), Causeway Capital Management LLC (Causeway), FIAM LLC (FIAM), FIL Investment Advisors (FIA), M&G Investment Management Limited (M&G), Somerset Capital Management LLP (Somerset Capital), and T. Rowe Price Associates, Inc. (T. Rowe Price) have been retained to serve as sub-advisers for the fund. Other investment advisers have been retained to serve as sub-subadvisers for the fund. Acadian, Causeway, FIAM, FIA, M&G, Somerset Capital, and T. Rowe Price have not currently been allocated a portion of the fund's assets to manage.

The following information supplements similar information found in the "Fund Management" section under the "Sub-Adviser(s)" heading.

The Adviser has currently retained Acadian, at 260 Franklin Street, Boston, Massachusetts 02110, Causeway, at 11111 Santa Monica Boulevard, 15th Floor, Los Angeles, California 90025, FIAM, at 900 Salem Street, Smithfield, Rhode Island 02917, FIA, at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, M&G, at Laurence Pountney Hill, London EC4R 0HH, Somerset Capital, at 22 Carlisle Place, London SW1P 1JA, and T. Rowe Price, at 100 East Pratt Street, Baltimore, Maryland 21202 to serve as sub-advisers for the fund. Other investment advisers have been retained to serve as sub-subadvisers for the fund. The Adviser currently employs a fund of funds investment structure for the fund. As a result, no portion of the fund's assets has been allocated to a sub-adviser or sub-subadviser. However, the Adviser may allocate assets to one or more sub-advisers in the future, pursuant to the terms of the Exemptive Order described above.

RMF-L-RMF-N-18-02 1.9864364.108	September 21, 2018

Supplement to the
Strategic Advisers® Emerging Markets Fund of Funds
April 28, 2018
Prospectus

On September 13, 2018, the Board of Trustees approved a plan of liquidation for Strategic Advisers® Emerging Markets Fund of Funds. Following Board approval, the fund’s assets will be managed to provide for sufficient liquidity to meet redemptions prior to liquidation. The fund is expected to liquidate on or about December 12, 2018. Effective after the close of business on December 4, 2018, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund’s liquidation.

The sub-advisory agreement with M&G Investment Management Limited will expire on September 30, 2018.

The following information replaces the similar information found in the "Fund Summary" section under the "Investment Adviser" heading.

Strategic Advisers LLC (Strategic Advisers) (the Adviser) is the fund's manager. Acadian Asset Management LLC (Acadian), Causeway Capital Management LLC (Causeway), FIAM LLC (FIAM), FIL Investment Advisors (FIA), M&G Investment Management Limited (M&G), Somerset Capital Management LLP (Somerset Capital), and T. Rowe Price Associates, Inc. (T. Rowe Price) have been retained to serve as sub-advisers for the fund. Other investment advisers have been retained to serve as sub-subadvisers for the fund. Acadian, Causeway, FIAM, FIA, M&G, Somerset Capital, and T. Rowe Price have not currently been allocated a portion of the fund's assets to manage.

The following information supplements similar information found in the "Fund Management" section under the "Sub-Adviser(s)" heading.

The Adviser has currently retained Acadian, at 260 Franklin Street, Boston, Massachusetts 02110, Causeway, at 11111 Santa Monica Boulevard, 15th Floor, Los Angeles, California 90025, FIAM, at 900 Salem Street, Smithfield, Rhode Island 02917, FIA, at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, M&G, at Laurence Pountney Hill, London EC4R 0HH, Somerset Capital, at 22 Carlisle Place, London SW1P 1JA, and T. Rowe Price, at 100 East Pratt Street, Baltimore, Maryland 21202 to serve as sub-advisers for the fund. Other investment advisers have been retained to serve as sub-subadvisers for the fund. The Adviser currently employs a fund of funds investment structure for the fund. As a result, no portion of the fund's assets has been allocated to a sub-adviser or sub-subadviser. However, the Adviser may allocate assets to one or more sub-advisers in the future, pursuant to the terms of the Exemptive Order described above.

RMF-18-02 1.948110.112	September 21, 2018

Supplement to the
Strategic Advisers® Income Opportunities Fund of Funds
April 28, 2018
Prospectus

On September 13, 2018, the Board of Trustees approved a plan of liquidation for Strategic Advisers® Income Opportunities Fund of Funds. Following Board approval, the fund’s assets will be managed to provide for sufficient liquidity to meet redemptions prior to liquidation. The fund is expected to liquidate on or about December 12, 2018. Effective after the close of business on December 4, 2018, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund’s liquidation.

ODF-18-01 1.954795.107	September 21, 2018

Supplement to the
Strategic Advisers® International Multi-Manager Fund
Class L and Class N
April 28, 2018
Prospectus

On September 13, 2018, the Board of Trustees approved a plan of liquidation for Strategic Advisers® International Multi-Manager Fund. Following Board approval, the fund’s assets will be managed to provide for sufficient liquidity to meet redemptions prior to liquidation. The fund is expected to liquidate on or about December 12, 2018. Effective after the close of business on December 4, 2018, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund’s liquidation.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Benjamin Stone, Jose Luis Garcia, and Thomas Melendez (portfolio managers) have co-managed MFS' portion of the fund's assets since 2012. Pablo de la Mata (portfolio manager) has co-managed MFS' portion of the fund's assets since 2014. Victoria Higley (portfolio manager) has co-managed MFS' portion of the fund's assets since 2016. Camille Humphries Lee (portfolio manager) has co-managed MFS' portion of the fund's assets since September 2018.

Effective March 31, 2019, Thomas Melendez will no longer be a portfolio manager of the fund.

The following information replaces similar information for MFS found in the "Fund Services" section under the "Portfolio Manager(s)" heading.

MFS

The portion of the fund managed by MFS in the International Value strategy is managed by portfolio managers Benjamin Stone and Pablo de la Mata. The portfolio managers of the portion of the fund managed by MFS in the Research International strategy are Jose Luis Garcia, Victoria Higley, Camille Humphries Lee, and Thomas Melendez, with Ms. Higley and Ms. Lee, and Messrs. Garcia and Melendez providing general oversight of a team of investment professionals responsible for security selection.

Benjamin Stone is co-manager of MFS’ portion of the fund’s assets, which he has managed since 2012. Mr. Stone is an Investment Officer of MFS and has been employed in the investment area of MFS since 2005.

Pablo de la Mata is co-manager of MFS’ portion of the fund’s assets, which he has managed since 2014. Mr. de la Mata is an Investment Officer of MFS and has been employed in the investment area of MFS since 2008.

Jose Luis Garcia and Thomas Melendez are each co-managers of MFS’ portion of the fund’s assets, which they have managed since 2012. Messrs. Garcia and Melendez are each Investment Officers of MFS and have been employed in the investment area of MFS since 2002.

Victoria Higley is co-manager of MFS' portion of the fund's assets, which she has managed since 2016. Ms. Higley is an Investment Officer of MFS and has been employed in the investment area of MFS since 2011.

Camille Humphries Lee is co-manager of MFS' portion of the fund's assets, which she has managed since September 2018. Ms. Lee is an Investment Officer of MFS and has been employed in the investment area of MFS since 2000.

Effective March 31, 2019, Thomas Melendez will no longer be a portfolio manager of the fund.

STG-L-STG-N-18-01 1.9586944.111	September 21, 2018

Supplement to the
Strategic Advisers® International Multi-Manager Fund
April 28, 2018
Prospectus

On September 13, 2018, the Board of Trustees approved a plan of liquidation for Strategic Advisers® International Multi-Manager Fund. Following Board approval, the fund’s assets will be managed to provide for sufficient liquidity to meet redemptions prior to liquidation. The fund is expected to liquidate on or about December 12, 2018. Effective after the close of business on December 4, 2018, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund’s liquidation.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Benjamin Stone, Jose Luis Garcia, and Thomas Melendez (portfolio managers) have co-managed MFS' portion of the fund's assets since 2012. Pablo de la Mata (portfolio manager) has co-managed MFS' portion of the fund's assets since 2014. Victoria Higley (portfolio manager) has co-managed MFS' portion of the fund's assets since 2016. Camille Humphries Lee (portfolio manager) has co-managed MFS' portion of the fund's assets since September 2018.

Effective March 31, 2019, Thomas Melendez will no longer be a portfolio manager of the fund.

The following information replaces similar information for MFS found in the "Fund Services" section under the "Portfolio Manager(s)" heading.

MFS

The portion of the fund managed by MFS in the International Value strategy is managed by portfolio managers Benjamin Stone and Pablo de la Mata. The portfolio managers of the portion of the fund managed by MFS in the Research International strategy are Jose Luis Garcia, Victoria Higley, Camille Humphries Lee, and Thomas Melendez, with Ms. Higley and Ms. Lee, and Messrs. Garcia and Melendez providing general oversight of a team of investment professionals responsible for security selection.

Benjamin Stone is co-manager of MFS’ portion of the fund’s assets, which he has managed since 2012. Mr. Stone is an Investment Officer of MFS and has been employed in the investment area of MFS since 2005.

Pablo de la Mata is co-manager of MFS’ portion of the fund’s assets, which he has managed since 2014. Mr. de la Mata is an Investment Officer of MFS and has been employed in the investment area of MFS since 2008.

Jose Luis Garcia and Thomas Melendez are each co-managers of MFS’ portion of the fund’s assets, which they have managed since 2012. Messrs. Garcia and Melendez are each Investment Officers of MFS and have been employed in the investment area of MFS since 2002.

Victoria Higley is co-manager of MFS' portion of the fund's assets, which she has managed since 2016. Ms. Higley is an Investment Officer of MFS and has been employed in the investment area of MFS since 2011.

Camille Humphries Lee is co-manager of MFS' portion of the fund's assets, which she has managed since September 2018. Ms. Lee is an Investment Officer of MFS and has been employed in the investment area of MFS since 2000.

Effective March 31, 2019, Thomas Melendez will no longer be a portfolio manager of the fund.

STG-18-01 1.954793.117	September 21, 2018

Supplement to the
Strategic Advisers® Small-Mid Cap Multi-Manager Fund
April 28, 2018
Prospectus

On September 13, 2018, the Board of Trustees approved a plan of liquidation for Strategic Advisers® Small-Mid Cap Multi-Manager Fund. Following Board approval, the fund’s assets will be managed to provide for sufficient liquidity to meet redemptions prior to liquidation. The fund is expected to liquidate on or about December 12, 2018. Effective after the close of business on December 4, 2018, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund’s liquidation.

The sub-advisory agreement with Systematic Financial Management, L.P. will expire on September 30, 2018.

AMM-18-02 1.936609.130	September 21, 2018

Supplement to the
Strategic Advisers® Core Multi-Manager Fund
July 30, 2018
Prospectus

On September 13, 2018, the Board of Trustees approved a plan of liquidation for Strategic Advisers® Core Multi-Manager Fund. Following Board approval, the fund’s assets will be managed to provide for sufficient liquidity to meet redemptions prior to liquidation. The fund is expected to liquidate on or about December 12, 2018. Effective after the close of business on December 4, 2018, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund’s liquidation.

MMC-18-01 1.935070.122	September 21, 2018

Supplement to the
Strategic Advisers® Growth Multi-Manager Fund
July 30, 2018
Prospectus

On September 13, 2018, the Board of Trustees approved a plan of liquidation for Strategic Advisers® Growth Multi-Manager Fund. Following Board approval, the fund’s assets will be managed to provide for sufficient liquidity to meet redemptions prior to liquidation. The fund is expected to liquidate on or about December 12, 2018. Effective after the close of business on December 4, 2018, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund’s liquidation.

MMG-18-01 1.935092.117	September 21, 2018

Supplement to the
Strategic Advisers® Value Multi-Manager Fund
July 30, 2018
Prospectus

On September 13, 2018, the Board of Trustees approved a plan of liquidation for Strategic Advisers® Value Multi-Manager Fund. Following Board approval, the fund’s assets will be managed to provide for sufficient liquidity to meet redemptions prior to liquidation. The fund is expected to liquidate on or about December 12, 2018. Effective after the close of business on December 4, 2018, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund’s liquidation.

MMV-18-01 1.936473.115	September 21, 2018

Supplement to the
Strategic Advisers® Core Multi-Manager Fund
Class L and Class N
July 30, 2018
Prospectus

On September 13, 2018, the Board of Trustees approved a plan of liquidation for Strategic Advisers® Core Multi-Manager Fund. Following Board approval, the fund’s assets will be managed to provide for sufficient liquidity to meet redemptions prior to liquidation. The fund is expected to liquidate on or about December 12, 2018. Effective after the close of business on December 4, 2018, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund’s liquidation.

MMC-L-MMC-N-18-01 1.9585844.117	September 21, 2018

Supplement to the
Strategic Advisers® Growth Multi-Manager Fund
Class L and Class N
July 30, 2018
Prospectus

On September 13, 2018, the Board of Trustees approved a plan of liquidation for Strategic Advisers® Growth Multi-Manager Fund. Following Board approval, the fund’s assets will be managed to provide for sufficient liquidity to meet redemptions prior to liquidation. The fund is expected to liquidate on or about December 12, 2018. Effective after the close of business on December 4, 2018, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund’s liquidation.

MMG-L-MMG-N-18-01 1.9862924.111	September 21, 2018

Supplement to the
Strategic Advisers® Value Multi-Manager Fund
Class L and Class N
July 30, 2018
Prospectus

On September 13, 2018, the Board of Trustees approved a plan of liquidation for Strategic Advisers® Value Multi-Manager Fund. Following Board approval, the fund’s assets will be managed to provide for sufficient liquidity to meet redemptions prior to liquidation. The fund is expected to liquidate on or about December 12, 2018. Effective after the close of business on December 4, 2018, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund’s liquidation.

MMV-L-MMV-N-18-01 1.9859474.110	September 21, 2018